Consolidated statement of changes in equity - EUR (€) € in Millions		Total		Aggregate continuing and discontinued operations		Total	Total Aggregate continuing and discontinued operations		Called up share capital	Share premium account	Unification reserve	Other reserves	Other reserves Aggregate continuing and discontinued operations		Retained profit	Retained profit Aggregate continuing and discontinued operations		Non- controlling interest	Non- controlling interest Aggregate continuing and discontinued operations
Equity at beginning of period at Dec. 31, 2024		€ 22,555				€ 19,990			€ 88	€ 52,844	€ (73,364)	€ (9,299)			€ 49,721			€ 2,565
Profit or loss for the period		3,811	[1]			3,512									3,512			299
Other comprehensive income, net of tax:
Equity instruments (losses)/gains		(45)	[1]	€ (45)			€ (45)						€ (45)
Cash flow hedges (losses)gains		(47)	[1]	(95)			(94)						(94)						€ (1)
Remeasurement of defined benefit pension plans		(59)	[1]	(37)			(33)									€ (33)			(4)
Currency retranslation (losses)/gains		(1,552)	[1]	(2,113)	[2]		(1,844)	[2]					(1,788)	[2]		(56)	[2]		(269)	[2]
Total comprehensive income				1,521	[1]		1,496						(1,927)			3,423			25
Dividends on ordinary capital		(2,233)				(2,233)									(2,233)
Repurchase of shares	[3]	(1,510)				(1,510)						(1,510)
Movements in treasury shares	[4]	(144)				(144)						1			(145)
Share-based payment credit	[5]	162				162									162
Dividends paid to non-controlling interests		(279)																(279)
Hedging loss/(gain) transferred to non-financial assets		(69)				(70)						(70)						1
Other movement in equity	[6]	(72)				103						331			(228)			(175)
Equity at end of period at Jun. 30, 2025		19,931				17,794			88	52,844	(73,364)	(12,474)			50,700			2,137
Equity at beginning of period at Dec. 31, 2025		17,587				15,530			85	52,844	(73,364)	(8,264)			44,229			2,057
Profit or loss for the period		3,579				3,316									3,316			263
Other comprehensive income, net of tax:
Equity instruments (losses)/gains		211		211			211						211
Cash flow hedges (losses)gains		196		196			185						185						11
Remeasurement of defined benefit pension plans		91		91			91									91
Currency retranslation (losses)/gains		627		627	[2]		643	[2]					333	[2]		310	[2]		(16)	[2]
Total comprehensive income				€ 4,704			€ 4,446						€ 729			€ 3,717			€ 258
Dividends on ordinary capital		(2,034)				(2,034)									(2,034)
Repurchase of shares	[3]	(1,507)				(1,507)						(1,507)
Movements in treasury shares	[4]	(133)				(133)									(133)
Share-based payment credit	[5]	122				122									122
Dividends paid to non-controlling interests		(248)																(248)
Hedging loss/(gain) transferred to non-financial assets		(67)				(56)						(56)						(11)
Other movement in equity	[7]	(118)				(175)						(205)			30			57
Equity at end of period at Jun. 30, 2026		€ 18,307				€ 16,193			€ 85	€ 52,844	€ (73,364)	€ (9,303)			€ 45,931			€ 2,113

[1]	2025 comparatives have been re-presented to reflect the demerger of the Ice Cream Business Group.
[2]	2026 includes a hyperinflation adjustment of €299 million (2025: €(43) million) in relation to Argentina and Turkey.
[3]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback program on 13 February 2025 and 12 February 2026.
[4]	Includes purchases and sales of treasury shares, other than the share buyback programme and the transfer from treasury shares to retained profit of share-settled schemes arising from prior years and differences between purchase and grant price of share awards.

[5]	The share-based payment credit relates to the non-cash charge recorded against operating profit in respect of the fair value of share options and awards granted to employees.
[6]	Includes the impact on the minority liability and non-controlling interest following the step-up acquisitions of Nutraceutical Wellness, Inc. (Nutrafol), Welly Health PBC and Equilibra.
[7]	Includes the recognition of liability for the future buyout of minority interests and the related non-controlling interest arising on the acquisition of Gruns Nutrition.